3. Summary of Significant Accounting Policies (Details - Disaggregation of revenue by revenue stream) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 125,582	$ 121,520	$ 114,602
AUSTRALIA
Revenues	91,381	112,174	81,241
JAPAN
Revenues	12,437	511	12,893
ITALY
Revenues	1,733	1,932	1,740
UNITED STATES
Revenues	18,721	0	6,622
UNITED KINGDOM
Revenues	932	6,903	694
GREECE
Revenues	378	0	8,737
GERMANY
Revenues	0	0	2,675
Photo Voltaic Solar Components [Member]
Revenues	93,547	111,795	86,477
Photo Voltaic Solar Components [Member] | AUSTRALIA
Revenues	90,067	111,284	81,241
Photo Voltaic Solar Components [Member] | JAPAN
Revenues	1,605	511	286
Photo Voltaic Solar Components [Member] | ITALY
Revenues	0	0	0
Photo Voltaic Solar Components [Member] | UNITED STATES
Revenues	1,875	0	2,771
Photo Voltaic Solar Components [Member] | UNITED KINGDOM
Revenues	0	0	0
Photo Voltaic Solar Components [Member] | GREECE
Revenues	0	0	0
Photo Voltaic Solar Components [Member] | GERMANY
Revenues			2,179
Electricity Revenue with PPA's [Member]
Revenues	3,043	2,793	12,311
Electricity Revenue with PPA's [Member] | AUSTRALIA
Revenues	0	0	0
Electricity Revenue with PPA's [Member] | JAPAN
Revenues	0	0	0
Electricity Revenue with PPA's [Member] | ITALY
Revenues	1,733	1,932	1,740
Electricity Revenue with PPA's [Member] | UNITED STATES
Revenues	0	0	1,626
Electricity Revenue with PPA's [Member] | UNITED KINGDOM
Revenues	932	861	208
Electricity Revenue with PPA's [Member] | GREECE
Revenues	378	0	8,737
Electricity Revenue with PPA's [Member] | GERMANY
Revenues			0
PV project assets [Member]
Revenues	10,809	6,042	14,914
PV project assets [Member] | AUSTRALIA
Revenues	0	0	0
PV project assets [Member] | JAPAN
Revenues	10,809	0	12,353
PV project assets [Member] | ITALY
Revenues	0	0	0
PV project assets [Member] | UNITED STATES
Revenues	0	0	2,075
PV project assets [Member] | UNITED KINGDOM
Revenues	0	6,042	486
PV project assets [Member] | GREECE
Revenues	0	0	0
PV project assets [Member] | GERMANY
Revenues			0
Bitcoin mining equipment sale and hosting service [Member]
Revenues	1,052	0	0
Bitcoin mining equipment sale and hosting service [Member] | AUSTRALIA
Revenues	0	0	0
Bitcoin mining equipment sale and hosting service [Member] | JAPAN
Revenues	0	0	0
Bitcoin mining equipment sale and hosting service [Member] | ITALY
Revenues	0	0	0
Bitcoin mining equipment sale and hosting service [Member] | UNITED STATES
Revenues	1,052	0	0
Bitcoin mining equipment sale and hosting service [Member] | UNITED KINGDOM
Revenues	0	0	0
Bitcoin mining equipment sale and hosting service [Member] | GREECE
Revenues	0	0	0
Bitcoin mining equipment sale and hosting service [Member] | GERMANY
Revenues			0
Predevelopment Solar Projects [Member]
Revenues	15,794	0	0
Predevelopment Solar Projects [Member] | AUSTRALIA
Revenues	0	0	0
Predevelopment Solar Projects [Member] | JAPAN
Revenues	0	0	0
Predevelopment Solar Projects [Member] | ITALY
Revenues	0	0	0
Predevelopment Solar Projects [Member] | UNITED STATES
Revenues	15,794	0	0
Predevelopment Solar Projects [Member] | UNITED KINGDOM
Revenues	0	0	0
Predevelopment Solar Projects [Member] | GREECE
Revenues	0	0	0
Predevelopment Solar Projects [Member] | GERMANY
Revenues			0
Other Services [Member]
Revenues	1,337	890	900
Other Services [Member] | AUSTRALIA
Revenues	1,314	890	0
Other Services [Member] | JAPAN
Revenues	23	0	254
Other Services [Member] | ITALY
Revenues	0	0	0
Other Services [Member] | UNITED STATES
Revenues	0	0	150
Other Services [Member] | UNITED KINGDOM
Revenues	0	0	0
Other Services [Member] | GREECE
Revenues	$ 0	$ 0	0
Other Services [Member] | GERMANY
Revenues			$ 496